Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,525,415	$ 3,358,406	$ 3,106,006	$ 3,226,144	$ 3,428,233	$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 13,215,971	$ 13,015,704	$ 13,145,942
Gross Profit	839,461	752,513	686,035	749,735	810,166	737,852	643,523	737,488	3,027,744	2,929,029	3,187,605
Net Income Attributable to Common Shareholders	$ 301,038	$ 242,406	$ 253,288	$ 244,316	$ 271,164	$ 256,560	$ 180,962	$ 239,741	$ 1,041,048	$ 948,427	$ 1,151,823
Diluted earnings per share	$ 1.98	$ 1.60	$ 1.66	$ 1.61	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 6.87	$ 6.26	$ 7.45